Employee Benefits - Summary of Allocation of Fair Value of Plan Assets of Defined Benefit Pension Plans (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Of Plan Assets [Abstract]
Investments in listed and unlisted equity securities	95.00%	95.00%
Temporary cash investments	4.00%	3.00%
Debt and fixed income securities	1.00%	1.00%
Mutual funds		1.00%
Net investments	100.00%	100.00%